Organization and Operations	12 Months Ended
Dec. 31, 2021
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Organization and Operations
1.
Organization and Operations

The Company

Stealth BioTherapeutics Corp was incorporated in Grand Cayman, Cayman Islands as Stealth Peptides International, Inc. in April 2006. Its wholly owned subsidiary, Stealth BioTherapeutics Inc., was incorporated in Delaware as Stealth Peptides Inc. in October 2007. In addition, a wholly owned subsidiary, Stealth BioTherapeutics (HK) Limited, was incorporated in Hong Kong in September 2017. In May 2018, Stealth BioTherapeutics (Shanghai) Limited was formed as a wholly foreign owned enterprise in China. In 2020, Stealth BioTherapeutics (Shanghai) limited was dissolved. Hereinafter, Stealth BioTherapeutics Corp, Stealth BioTherapeutics Inc., and Stealth BioTherapeutics (HK) Limited are collectively referred to as the “Company.” The Company is a clinical-stage biotechnology company focused on the discovery and development of novel pharmaceutical agents to treat patients suffering from diseases involving mitochondrial dysfunction through its mitochondrial medicine platform. The consolidated financial statements include the assets, liabilities and operating results of the Company and its wholly owned subsidiaries. Since inception, the Company has devoted substantially all of its efforts to research and development, business planning, acquiring operating assets, seeking intellectual property protection for its technology and product candidates, and raising capital.

The Company has entered into numerous debt and equity issuances with Morningside Venture Investments Limited (“MVIL”). As of December 31, 2021, MVIL and certain entities associated with MVIL together held approximately 67.1% of the Company’s outstanding shares. See Notes 8 and 9 regarding the terms of such debt and equity issuances.

The Company has incurred net losses and negative cash flows from operations in each year since inception and had an accumulated deficit of $608.0 million as of December 31, 2021. The Company has financed its operations to date with proceeds from the issuance of preferred shares, initial public offering (“IPO”), American depositary share (“ADS”) offerings, convertible debt and long-term debt and the development funding agreement.

On February 20, 2019, the Company closed its IPO, in which it issued and sold 6,500,000 ADSs, each representing 12 ordinary shares, for a total of 78,000,000 ordinary shares. The price to the public was $12.00 per ADS. The Company received gross proceeds of $78.0 million from the IPO. On March 4, 2019, the Company issued an additional 588,232 ADSs in connection with the underwriters’ partial exercise of their over-allotment option, pursuant to which the Company raised additional gross proceeds of $7.1 million. Net proceeds received in 2019 after deducting underwriting discounts and commissions of $6.0 million and offering expenses of approximately $2.2 million were $76.9 million. Upon closing of the IPO, all shares of the Company’s outstanding Series A convertible preferred shares (“Series A preferred shares”) automatically converted into 91,600,398 ordinary shares and the outstanding convertible notes payable, including principal, interest and premium thereon, converted into 175,210,373 ordinary shares. See Notes 8 and 9 regarding the terms of the convertible notes payable and Series A preferred shares.

Liquidity and Going Concern

These consolidated financial statements have been prepared on a going concern basis, which assumes the realization of assets and settlement of liabilities in the normal course of business. Since its inception, the Company has incurred recurring losses, including net losses of $52.5 million for the year ended December 31, 2021. The Company expects to continue to incur operating losses in the foreseeable future.

Management believes that cash and cash equivalents of $47.1 million at December 31, 2021 will not be sufficient to fund its operating expenses for twelve months from the date these annual consolidated financial statements are issued. The Company may seek to obtain financing through equity and debt issuances, collaborative agreements, and grants from government and private sponsors. The Company is required to comply with an unrestricted minimum cash balance in accordance with its Venture Loan and Security Agreement with Horizon Technology Finance Corporation and Powerscourt Investments XXV, LP ( collectively the “Lenders”) until certain cash financing conditions are met and there is a risk that the Company may be unable to remain in compliance with this financial covenant in the future in which case the debt may become immediately due and payable. Because the ability to obtain additional financing is outside of the Company’s control, the foregoing conditions raise substantial doubt in regard to the Company’s ability to continue as a going concern. If the Company is unable to obtain additional funding when needed, or to the extent needed, it may be necessary to scale back operations or halt certain research and development activities, which could prevent the Company from successfully executing on its operating plan. The consolidated financial statements do not include any adjustments related to the recoverability and classification of recorded assets or liabilities that might be necessary should the Company be unable to continue its operations.